CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015
Cash flows from operating activities:
Net loss	$ (5,016,428)	$ (1,379,043)
Stock option compensation to employees and consultants	873,561	2,676,309
Common stock issued to consultants	31,360	46,100
Amortization of patents	325,296	325,291
Accretion of interest on patent acquisition obligations to interest expense	519,946	451,906
Loss on acquisition of common stock and warrants to purchase common stock		101,280
Common stock issued to acquire patent license	11,800
Depreciation and amortization of property and equipment	33,333	12,515
Loss on disposal of property and equipment		10,680
Change in operating assets and liabilities:
Accounts receivable		400,000
Prepaid expenses and other current assets	(35,541)	(65,951)
Accounts payable and accrued expenses	87,991	(868,661)
Royalties and contingent legal fees payable	(213,017)	(347,059)
Net cash (used in) provided by operating activities	(3,381,699)	1,363,367
Cash flows from investing activities:
Disbursements to acquire short-term investments in certificates of deposit	(1,900,000)	(2,900,000)
Proceeds from maturities of short-term investments in certificates of deposit	3,550,000	3,000,000
Purchase of property and equipment	(146,521)	(54,776)
Net cash provided by investing activities	1,503,479	45,224
Cash flows from financing activities:
Proceeds from exercise of employee stock options	33,581	44,635
Royalty payment applied to patent acquisition obligation	(36,257)
Payments to acquire 92,232 shares of common stock and cancellation of warrants to purchase 16,000 shares of common stock		(445,253)
Net cash used in financing activities	(2,676)	(400,618)
Net (decrease) increase in cash and cash equivalents	(1,880,896)	1,007,973
Cash and cash equivalents at beginning of year	4,369,219	3,361,246
Cash and cash equivalents at end of year	$ 2,488,323	$ 4,369,219